WARRANT DERIVATIVE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2021
Warrant Liability [Abstract]
Summary of Warrant Derivative Liability

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Number of Warrants	Fair value	Number of Warrants	Fair value

Balance, Opening	19,592,392	$22,589	28,969,670	$36,317
Exercised	-	-	(8,000,000)	(15,722)
Items that were classified to net loss
Expired	(637,111)	(154)	(2,014,389)	(274)
Foreign exchange adjustment	-	-	-	43
Fair value adjustment	-	(5,400)	-	(3,329)
Gain on fair value of warrant derivative		(5,554)		(3,560)
Balance, September 30, 2021	18,955,281	$17,035	18,955,281	$17,035